SLM Private Credit Student Loan Trust 2006-B
Quarterly Servicing Report

Distribution Date Collection Period	12/15/2006 09/01/2006 11/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Bank of New York -	Indenture Trustee
Chase Bank USA, National Association -	Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2006-B Deal Parameters

		08/31/2006	Activity	11/30/2006
A Student Loan Portfolio Characteristics
i	Portfolio Balance	1,896,477,852.00	$411,772.21	$1,896,889,624.21
ii	Interest to be Capitalized	119,540,350.31		127,930,203.45

iii	Total Pool	$2,016,018,202.31		$2,024,819,827.66
iv	Cash Capitalization Account (CI)	250,000,000.00		250,000,000.00

v	Asset Balance	$2,266,018,202.31		$2,274,819,827.66

i	Weighted Average Coupon (WAC)	10.347%		10.376%
ii	Weighted Average Remaining Term	198.83		197.83
iii	Number of Loans	214,704		211,809
iv	Number of Borrowers	165,058		163,066
v	Prime Loans — Monthly Reset, Adjustable Period	$358,576,495.14		$356,362,075.04
vi	Prime Loans — Monthly Reset, Non-adjustable	$1,196,734,370.75		$1,208,248,009.00
vii	Prime Loans — Quarterly Reset	$53,086,037.68		$52,421,045.53
viii	Prime Loans — Annual Reset	$405,435,431.72		$405,150,241.86
ix	T-bill Loans	$976,026.21		$968,494.76
x	Fixed Loans	$1,209,840.81		$1,669,961.47
xi	Pool Factor	1.003922562		1.008305534

					% of		% of
		Cusips	Spread	Balance 09/15/2006	O/S Securities *	Balance 12/15/2006	O/S Securities *

B Notes
i	A-1 Notes	78443CCQ5	0.010%	$458,630,098.37	20.577%	$458,630,098.37	20.577%
ii	A-2 Notes	78443CCR3	0.050%	195,000,000.00	8.749%	195,000,000.00	8.749%
iii	A-3 Notes	78443CCS1	0.140%	349,000,000.00	15.658%	349,000,000.00	15.658%
iv	A-4 Notes	78443CCT9	0.180%	331,870,000.00	14.890%	331,870,000.00	14.890%
v	A-5 Notes	78443CCU6	0.270%	720,000,000.00	32.304%	720,000,000.00	32.304%
vi	B Notes	78443CCV4	0.290%	73,106,000.00	3.280%	73,106,000.00	3.280%
vii	C Notes	78443CCW2	0.400%	101,223,000.00	4.542%	101,223,000.00	4.542%

viii	Total Notes			$2,228,829,098.37	100.000%	$2,228,829,098.37	100.000%

		09/15/2006	12/15/2006
C
i	Specified Reserve Account Balance ($)	$4,998,473.00	$4,998,473.00
ii	Reserve Account Balance ($)	$4,998,473.00	$4,998,473.00
iii	Cash Capitalization Acct Balance ($)	$250,000,000.00	$250,000,000.00

iv	Initial Asset Balance	$2,249,389,263.00	$2,249,389,263.00
v	Specified Overcollateralization Amount	$44,987,785.26	$44,987,785.26
vi	Actual Overcollateralization Amount	$37,189,103.94	$45,990,729.29

vii	Has the Stepdown Date Occurred? **	No	No

*	Percentages may not total 100% due to rounding

**	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and September 15, 2011. A the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes.

See the prospectus for complete information concerning the Stepdown Date.

II. 2006-B Transactions from:	09/01/2006	through	11/30/2006

A	Student Loan Principal Activity
	i	Principal Payments Received	$31,774,336.04
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	19,279.27
	iv	Other Principal Reimbursements	1,591.91

	v	Total Principal Collections	$31,795,207.22

B	Student Loan Non-Cash Principal Activity
	i	Realized Losses/Loans Charged Off	$346,280.23
	ii	Capitalized Interest	(28,054,711.72)
	iii	Capitalized Insurance Fee	(4,505,743.50)
	iv	Other Adjustments	7,195.56

	v	Total Non-Cash Principal Activity	$(32,206,979.43)

C	Total Student Loan Principal Activity		$(411,772.21)

D	Student Loan Interest Activity
	i	Interest Payments Received	$10,996,804.06
	ii	Purchases by Servicer (Delinquencies >180)	0.00
	iii	Other Servicer Reimbursements	3,633.94
	iv	Other Interest Reimbursements	0.00
	v	Late Fees	105,352.12
	vi	Collection Fees/Return Items	0.00

	vii	Total Interest Collections	$11,105,790.12

E	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$27,250.88
	ii	Capitalized Interest	28,054,711.72
	iii	Other Interest Adjustments	(123.11)

	iv	Total Non-Cash Interest Adjustments	$28,081,839.49

F	Total Student Loan Interest Activity		$39,187,629.61

III. 2006-B Collection Account Activity	09/01/2006	through	11/30/2006

A	Principal Collections
	i	Principal Payments Received	$20,718,417.55
	ii	Consolidation Principal Payments	11,055,918.49
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	1,591.91
	v	Reimbursements by Servicer	19,279.27
	vi	Other Re-purchased Principal	0.00

	vii	Total Principal Collections	$31,795,207.22

B	Interest Collections
	i	Interest Payments Received	$10,619,380.24
	ii	Consolidation Interest Payments	377,423.82
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	0.00
	v	Reimbursements by Servicer	3,633.94
	vi	Other Re-purchased Interest	0.00
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	105,352.12

	ix	Total Interest Collections	$11,105,790.12

C	Recoveries on Realized Losses		$5,369.34

D	Funds Borrowed from Next Collection Period		$0.00

E	Funds Repaid from Prior Collection Periods		$(2,700,000.00)

F	Investment Income		$3,593,828.59

G	Borrower Incentive Reimbursements		$20,308.66

H	Gross Swap Receipt from Deutsche Bank AG, NY		$27,437,906.17

I	Other Deposits		$199,646.36

	TOTAL FUNDS RECEIVED		$71,458,056.46

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to the Servicer		$(2,209,684.84)

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$69,248,371.62

J	Amount Released from Cash Capitalizaton Account		$0.00

K	AVAILABLE FUNDS		$69,248,371.62

L	Servicing Fees Due for Current Period		$1,099,623.10

M	Carryover Servicing Fees Due		$0.00

N	Administration Fees Due		$20,000.00

O	Total Fees Due for Period		$1,119,623.10

IV. 2006-B Loss and Recovery Detail

			% of
			Original Pool	08/31/2006	11/30/2006
A	i	Cumulative Realized Losses Test

		June 8, 2006 to June 15, 2011	15%	$299,908,389.46	$299,908,389.46
		September 15, 2011 to June 16, 2014	18%
		September 15, 2014 and thereafter	20%

	ii	Cumulative Realized Losses (Net of Recoveries)		$148,614.07	$489,524.96

	iii	Is Test Satisfied (ii < i)?		Yes	Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period		$2,419.00	$3,079.36
	iii	Interest Cash Recovered During Collection Period		$23.84	$906.12
	iv	Late Fees and Collection Costs Recovered During Collection Period		$(5.97)	$1,383.86

	v	Total Recoveries for Period		$2,436.87	$5,369.34

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer		$151,050.94	$497,331.17
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer		7,151.56	34,402.44

	iv	Total Gross Defaults:		$158,202.50	$531,733.61

V. 2006-B Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006	08/31/2006	11/30/2006
INTERIM:

In School	10.546%	10.524%	119,889	112,306	55.839%	53.022%	$1,053,405,557.71	$979,960,127.38	55.545%	51.661%

Grace	10.500%	10.694%	38,573	18,639	17.966%	8.800%	344,188,719.31	184,769,492.16	18.149%	9.741%

Deferment	10.229%	10.146%	2,015	5,211	0.939%	2.460%	17,230,147.49	42,405,949.82	0.909%	2.236%

TOTAL INTERIM	10.531%	10.537%	160,477	136,156	74.743%	64.282%	$1,414,824,424.51	$1,207,135,569.36	74.603%	63.638%

REPAYMENT
Active
Current	9.647%	9.958%	44,265	65,932	20.617%	31.128%	$381,873,040.75	$589,483,100.39	20.136%	31.076%
31-60 Days Delinquent	10.511%	11.093%	1,857	1,402	0.865%	0.662%	14,613,932.61	11,654,630.78	0.771%	0.614%
61-90 Days Delinquent	11.306%	11.361%	720	377	0.335%	0.178%	5,910,025.88	3,073,730.77	0.312%	0.162%
91-120 Days Delinquent	11.914%	12.696%	447	171	0.208%	0.081%	3,459,995.19	1,144,414.66	0.182%	0.060%
121-150 Days Delinquent	11.425%	11.371%	121	215	0.056%	0.102%	862,271.52	1,515,407.02	0.045%	0.080%
151-180 Days Delinquent	10.232%	10.541%	23	98	0.011%	0.046%	168,559.42	784,066.80	0.009%	0.041%
> 180 Days Delinquent	0.000%	10.628%	0	77	0.000%	0.036%	0.00	572,375.34	0.000%	0.030%

Forbearance	10.253%	10.552%	6,794	7,381	3.164%	3.485%	74,765,602.12	81,526,329.09	3.942%	4.298%

TOTAL REPAYMENT	9.807%	10.062%	54,227	75,653	25.257%	35.718%	$481,653,427.49	$689,754,054.85	25.397%	36.362%

GRAND TOTAL	10.347%	10.376%	214,704	211,809	100.000%	100.000%	$1,896,477,852.00	$1,896,889,624.21	100.000%	100.000%

*	Percentages may not total 100% due to rounding

VI. 2006-B Portfolio Characteristics by Loan Program

LOAN PROGRAM	WAC	# Loans	$ Amount	%
-Signature Loans	10.533%	191,352	$1,618,514,782.09	85.325%
-Law Loans	9.577%	14,317	189,056,944.86	9.967%
-Med Loans	9.229%	3,467	48,858,278.66	2.576%
-MBA Loans	9.096%	2,673	40,459,618.60	2.133%

- Total	10.376%	211,809	$1,896,889,624.21	100.000%

*	Percentages may not total 100% due to rounding

VII. 2006-B Interest Rate Swap Calculations

Swap Payments			Deutsche Bank AG, NY	Deutsche Bank AG, NY	Deutsche Bank AG, NY	Deutsche Bank AG, NY
			Monthly Reset *	Monthly Reset *	Quarterly Reset	Annual Reset **
			Adjustable Period	non-Adjustable Period
i	Notional Swap Amount		$358,576,495	$1,196,734,371	$53,086,038	$405,435,432
	- Prime Loans Outstanding

Counterparty Pays:
ii	3 Month LIBOR		5.39000%	5.39000%	5.39000%	5.39000%
iii	Days in Period	09/15/2006 — 12/15/2006	91	91	91	91

iv	Gross Swap Receipt Due Trust		$4,885,505.14	$16,305,173.38	$723,282.52	$5,523,945.14

SLM Private Credit Trust Pays:
v	Applicable Prime Rate (WSJ)		8.25000%	8.25000%	8.25000%	8.25000%
vi	Less: Spread		2.75000%	2.75000%	2.70000%	2.60000%

vii	Net Payable Rate		5.50000%	5.50000%	5.55000%	5.65000%
viii	Days in Period	09/15/2006 — 12/15/2006	91	91	91	91

ix	Gross Swap Payment Due Counterparty		$4,916,918.79	$16,410,015.14	$734,550.78	$5,711,085.68

*	Monthly Reset Swaps — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
08/30/2006 09/28/2006 10/30/2006	09/15/2006 — 10/14/2006 10/15/2006 — 11/14/2006 11/15/2006 — 12/14/2006	30 31 30	8.25000% 8.25000% 8.25000%

		Wtd Avg Rate:	8.25000%

**	Annual Reset Swap — Prime Side Resets

Determination	Period	# Days
Date	Effective	In Period	Rate
08/01/2006	09/15/2006 — 12/14/2006	91	8.25000%

		Wtd Avg Rate:	8.25000%

VIII. 2006-B      Accrued Interest Factors

		Accrued		Record Date
		Interest Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013650000	09/15/2006 - 12/15/2006	1 NY Business Day	5.40000%	LIBOR

B	Class A-2 Interest Rate	0.013751111	09/15/2006 - 12/15/2006	1 NY Business Day	5.44000%	LIBOR

C	Class A-3 Interest Rate	0.013978611	09/15/2006 - 12/15/2006	1 NY Business Day	5.53000%	LIBOR

D	Class A-4 Interest Rate	0.014079722	09/15/2006 - 12/15/2006	1 NY Business Day	5.57000%	LIBOR

E	Class A-5 Interest Rate	0.014307222	09/15/2006 - 12/15/2006	1 NY Business Day	5.66000%	LIBOR

F	Class B Interest Rate	0.014357778	09/15/2006 - 12/15/2006	1 NY Business Day	5.68000%	LIBOR

G	Class C Interest Rate	0.014635833	09/15/2006 - 12/15/2006	1 NY Business Day	5.79000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

IX. 2006-B Inputs From Prior Period

				08/31/2006
A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$1,896,477,852.00
	ii	Interest To Be Capitalized		119,540,350.31

	iii	Total Pool		$2,016,018,202.31
	iv	Cash Capitalization Account (CI)		250,000,000.00

	v	Asset Balance		$2,266,018,202.31

B	Total Note Factor			0.995813642
C	Total Note Balance			$2,228,829,098.37

D	Note Balance	09/15/2006	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C

	i	Current Factor	0.979978843	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$458,630,098.37	$195,000,000.00	$349,000,000.00	$331,870,000.00	$720,000,000.00	$73,106,000.00	$101,223,000.00
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
F	Unpaid Administration fees from Prior Quarter(s)			$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00

X. 2006-B Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	9/15/06	$2,054,500,098	$2,127,606,098	$2,228,829,098
Asset Balance, prior *	8/31/06	$2,266,018,202	$2,266,018,202	$2,266,018,202

Pool Balance, current	11/30/06	$2,024,819,828	$2,024,819,828	$2,024,819,828
Amounts on Deposit **	12/15/06	261,562,038	260,512,398	259,030,915
Total		$2,286,381,866	$2,285,332,226	$2,283,850,743

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$211,518,103.94
Specified Class A Enhancement		$341,222,974.15	The greater of 15.0% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$138,412,103.94
Specified Class B Enhancement		$230,325,507.55	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$37,189,103.94
Specified Class C Enhancement		$68,244,594.83	The greater of 3.0% of the Asset Balance or the Specified Overcollateralization Amount

*	For the initial distribution date, the initial Asset Balance as defined on page S-60 of the prospectus supplement

**	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XIII Items B through E for the Class A; Items B through G for the Class B; and Items B through I for the Class
XI. 2006-B Cash Capitalization Account Triggers

	Cash Capitalization Account Balance as of Collection End Date		11/30/2006	$250,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds		12/15/2006	$0.00

	Cash Capitalization Account Balance (CI)*			$250,000,000.00

A	June 16, 2008 - March 16, 2009
	i	5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$123,859,409.47
	ii	Excess, CI over 5.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$126,140,590.54
	iii	Release A(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

B	June 15, 2009 - March 15, 2010
	i	3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$78,819,624.21
	ii	Excess, CI over 3.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$171,180,375.79
	iii	Release B(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

C	June 15, 2010 - December 15, 2010
	i	1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit		$33,779,838.95
	ii	Excess, CI over 1.50% of initial Asset Balance (incl. Collection Acct Initial Deposit)		$216,220,161.05
	iii	Release C(ii) excess to Collection Account?**	12/15/2006	DO NOT RELEASE

		Release from Cash Capitalization Account (R)*	12/15/2006	$0.00

*	as defined under “Asset Balance” on page S-60 of the prospectus supplement

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on pages S-39 through S-40 of the prospectus supplement

XII. 2006-B Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No
	ii	Aggregate A Notes Outstanding	09/15/2006	$2,054,500,098.37
	iii	Asset Balance	11/30/2006	$2,274,819,827.66

	iv	First Priority Principal Distribution Amount	12/15/2006	$—

	v	Is the Class B Note Parity Trigger in Effect?		No
	vi	Aggregate A and B Notes Outstanding	09/15/2006	$2,127,606,098.37
	vii	Asset Balance	11/30/2006	$2,274,819,827.66
	viii	First Priority Principal Distribution Amount	12/15/2006	$—
	ix	Second Priority Principal Distribution Amount	12/15/2006	$—

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	09/15/2006	$2,228,829,098.37
	xii	Asset Balance	11/30/2006	$2,274,819,827.66
	xiii	First Priority Principal Distribution Amount	12/15/2006	$—
	xiv	Second Priority Principal Distribution Amount	12/15/2006	$—
	xv	Third Priority Principal Distribution Amount	12/15/2006	$—

B	Regular Principal Distribution
	i	Aggregate Notes Outstanding	09/15/2006	$2,228,829,098.37
	ii	Asset Balance	11/30/2006	$2,274,819,827.66
	iii	Specified Overcollateralization Amount	12/15/2006	$44,987,785.26
	iv	First Priority Principal Distribution Amount	12/15/2006	$—
	v	Second Priority Principal Distribution Amount	12/15/2006	$—

	vi	Third Priority Principal Distribution Amount	12/15/2006	$—
	vii	Regular Principal Distribution Amount		$—

C	Class A Noteholders’ Principal Distribution Amount
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class A Notes Outstanding	09/15/2006	$2,054,500,098.37
	iii	Asset Balance	11/30/2006	$2,274,819,827.66
	iv	85% of Asset Balance	11/30/2006	$1,933,596,853.51
	v	Specified Overcollateralization Amount	12/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii — iv)		$1,933,596,853.51
	vii	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—
	ix	Actual Principal Distribution Amount paid		$—
	x	Shortfall		$—

D	Class B Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class B Notes Outstanding	09/15/2006	$73,106,000.00
	iii	Asset Balance	11/30/2006	$2,274,819,827.66
	iv	89.875% of Asset Balance	11/30/2006	$2,044,494,320.11
	v	Specified Overcollateralization Amount	12/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii — iv)		$2,044,494,320.11
	vii	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

E	Class C Noteholders’ Principal Distribution Amounts
	i	Has the Stepdown Date Occurred?		No
	ii	Aggregate Class C Notes Outstanding	09/15/2006	$101,223,000.00
	iii	Asset Balance	11/30/2006	$2,274,819,827.66
	iv	97% of Asset Balance	11/30/2006	$2,206,575,232.83
	v	Specified Overcollateralization Amount	12/15/2006	$44,987,785.26
	vi	Lesser of (iii) and (ii — iv)		$2,206,575,232.83
	vii	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$—
	viii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$—

XIII. 2006-B Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Sections III-L )	$69,248,371.62	$69,248,371.62

B		Primary Servicing Fees-Current Month plus any Unpaid	$1,099,623.10	$68,148,748.52

C		Quarterly Administration Fee plus any Unpaid	$20,000.00	$68,128,748.52

D	i	Gross Swap Payment due to Deutsche Bank AG, NY as swap counterparty	$27,772,570.39	$40,356,178.13

E	i	Class A-1 Noteholders’ Interest Distribution Amount	$6,260,300.84	$34,095,877.29
	ii	Class A-2 Noteholders’ Interest Distribution Amount	$2,681,466.67	$31,414,410.62
	iii	Class A-3 Noteholders’ Interest Distribution Amount	$4,878,535.28	$26,535,875.34
	iv	Class A-4 Noteholders’ Interest Distribution Amount	$4,672,637.41	$21,863,237.93
	v	Class A-5 Noteholders’ Interest Distribution Amount	$10,301,200.00	$11,562,037.93
	vi	Swap Termination Fees	$0.00	$11,562,037.93

F		First Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$11,562,037.93

G		Class B Noteholders’ Interest Distribuition Amount	$1,049,639.70	$10,512,398.23

H		Second Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$10,512,398.23

I		Class C Noteholders’ Interest Distribuition Amount	$1,481,482.96	$9,030,915.27

J		Third Priority Principal Distribution Amount — Principal Distribution Account	$0.00	$9,030,915.27

K		Increase to the Specified Reserve Account Balance	$0.00	$9,030,915.27

L		Regular Principal Distribution Amount — Principal Distribution Account	$0.00	$9,030,915.27

M		Carryover Servicing Fees	$0.00	$9,030,915.27

N		Swap Termination Payments	$0.00	$9,030,915.27

O		Additional Principal Distribution Amount — Principal Distribution Account	$0.00	$9,030,915.27

P		Remaining Funds to the Certificateholders	$9,030,915.27	$0.00
XIV. 2006-B Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$0.00	$0.00

B	i	Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

C		Class B Principal Distribution Amount Paid	$0.00	$0.00

D		Class C Principal Distribution Amount Paid	$0.00	$0.00

E		Remaining Class C Principal Distribution Amount Paid	$0.00	$0.00

F		Remaining Class B Principal Distribution Amount Paid	$0.00	$0.00

G	i	Remaining Class A-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Remaining Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Remaining Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Remaining Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
	v	Remaining Class A-5 Principal Distribution Amount Paid	$0.00	$0.00

XV. 2006-B Distributions

			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B	Class C
A	Distribution Amounts
	i	Quarterly Interest Due	$6,260,300.84	$2,681,466.67	$4,878,535.28	$4,672,637.41	$10,301,200.00	$1,049,639.70	$1,481,482.96
	ii	Quarterly Interest Paid	6,260,300.84	2,681,466.67	4,878,535.28	4,672,637.41	10,301,200.00	1,049,639.70	1,481,482.96

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	iv	Interest Carryover Due	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Distribution Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$6,260,300.84	$2,681,466.67	$4,878,535.28	$4,672,637.41	$10,301,200.00	$1,049,639.70	$1,481,482.96

				09/15/2006	Paydown Factors	12/15/2006
B	Note Balances
	i	A-1 Note Balance	78443CCQ5	$458,630,098.37		$458,630,098.37
		A-1 Note Pool Factor		0.979978843	0.000000000	0.979978843

	ii	A-2 Note Balance	78443CCR3	$195,000,000.00		$195,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443CCS1	$349,000,000.00		$349,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443CCT9	$331,870,000.00		$331,870,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78443CCU6	$720,000,000.00		$720,000,000.00
		A-5 Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	B Note Balance	78443CCV4	$73,106,000.00		$73,106,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vii	C Note Balance	78443CCW2	$101,223,000.00		$101,223,000.00
		C Note Pool Factor		1.000000000	0.000000000	1.000000000

XVI. 2006-B Historical Pool Information

			09/01/2006 - 11/30/2006	06/08/2006 - 8/31/2006
Beginning Student Loan Portfolio Balance			$1,896,477,852.00	$1,910,404,020.05

	Student Loan Principal Activity

	i	Principal Payments Received	$31,774,336.04	$27,302,465.68
	ii	Purchases by Servicer (Delinquencies >180)	0.00	0.00
	iii	Other Servicer Reimbursements	19,279.27	197.47
	iv	Seller Reimbursements	1,591.91	49,224.86

	v	Total Principal Collections	$31,795,207.22	$27,351,888.01

	Student Loan Non-Cash Principal Activity

	i	Realized Losses/Loans Charged Off	$346,280.23	$151,050.94
	ii	Capitalized Interest	(28,054,711.72)	(12,076,048.81)
	iii	Capitalized Insurance Fee	$(4,505,743.50)	$(1,503,281.86)
	iv	Other Adjustments	7,195.56	2,559.77

	v	Total Non-Cash Principal Activity	$(32,206,979.43)	$(13,425,719.96)

(-)	Total Student Loan Principal Activity		$(411,772.21)	$13,926,168.05

	Student Loan Interest Activity
	i	Interest Payments Received	$10,996,804.06	$8,809,104.25
	ii	Repurchases by Servicer (Delinquencies >180)	0.00	0.00
	iii	Other Servicer Reimbursements	3,633.94	124.53
	iv	Seller Reimbursements	0.00	850.23
	v	Late Fees	105,352.12	83,051.57
	vi	Collection Fees	0.00	49.83

	viii	Total Interest Collections	$11,105,790.12	$8,893,180.41
	Student Loan Non-Cash Interest Activity
	i	Realized Losses/Loans Charged Off	$27,250.88	$7,151.56
	ii	Capitalized Interest	28,054,711.72	12,076,048.81
	iii	Other Interest Adjustments	(123.11)	119.71

	iv	Total Non-Cash Interest Adjustments	$28,081,839.49	$12,083,320.08

	v	Total Student Loan Interest Activity	$39,187,629.61	$20,976,500.49

(=)	Ending Student Loan Portfolio Balance		$1,896,889,624.21	$1,896,477,852.00

(+)	Interest to be Capitalized		$127,930,203.45	$119,540,350.31

(=)	TOTAL POOL		$2,024,819,827.66	$2,016,018,202.31

(+)	Cash Capitalization Account Balance (CI		$250,000,000.00	$250,000,000.00

(=)	Asset Balance		$2,274,819,827.66	$2,266,018,202.31

XVII. 2006-B	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Sep-06	$2,016,018,202	4.45%
Dec-06	$2,024,819,828	4.71%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.